Inventories (Tables)	6 Months Ended
Feb. 28, 2026
Notes and other explanatory information [abstract]
Schedule of inventory

	February 28, 2026	August 31, 2025
Ore stockpile	$14,148	$9,088
Gold in circuit	885	988
Gold doré	42	11
Total precious metals inventories	15,075	10,087
Supplies	4,933	2,931
Total inventories	$20,008	$13,018